ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report for Municipal Cash Series II, a portfolio of Cash Trust Series II, which covers the 12-month period from June 1, 1998 through May 31, 1999. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's holdings in tax-free securities and its financial statements.

Designed for tax-sensitive investors, Municipal Cash Series II helps you pursue daily tax-free income 1 on your ready cash while offering you the additional advantages of daily liquidity and stability of principal.2 At the end of the reporting period, the fund was invested in high quality, short-term securities issued by municipalities across the United States.

During the reporting period, the fund paid a total of $0.03 in tax-free dividends per share, and on May 31, 1999, the fund's net assets totaled $257.4 million.

As always, we thank you for choosing Municipal Cash Series II. Please contact your investment representative if you have any questions about your investment.

We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength into the first quarter of 1999. At the same time, overall inflationary pressure remained absent in spite of impressive performance from the U.S. economy and historically low unemployment. The tight labor market and the potential for future inflation continued to concern of the Federal Reserve Board ("the Fed") throughout the period. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy until recently. The Fed changed to a tightening bias in the May 1999 meeting citing the strong U.S. economy in conjunction with record employment levels, improvements in foreign economic prospects, and the rebound of U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprised more than 50% of the fund's assets, started the reporting period in the 3.50% range. Rates then gradually moved higher in December of 1998 to the 4.00% level as seasonal supply and demand imbalances occurred. Yields declined in January, due to coupon reinvestment and the easing of year end selling pressures. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 40 days. The fund remained in a 40-45 day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6-12 months. Once an average maturity range is targeted, we seek to maximize portfolio performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another, as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure has continued to pursue a competitive yield over time.

AS WE APPROACH MID-YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, certain to be troubled by persistent above-trend growth in an economy where wage inflation is a primary concern, will likely maintain a tightening bias. In the near term, the short-term municipal market will reflect this fundamental factor as well as the typical technical factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

MAY 31, 1999

PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-99.9% 1
                 ALABAMA-5.1%
  $    620,000   Abbeville, AL, IDB Monthly
                 VRDNs (Great Southern Wood
                 Preserving Co.)/
                 (SouthTrust Bank of
                 Alabama, Birmingham LOC)         $     620,000
     3,150,000   Birmingham, AL IDA Weekly
                 VRDNs (Mrs. Strattons
                 Salads, Inc.)/(SouthTrust
                 Bank of Alabama,
                 Birmingham LOC)                      3,150,000
     3,000,000   Birmingham, AL IDA,
                 (Series 1997) Weekly VRDNs
                 (Millcraft, AL, Inc.)/
                 (Regions Bank, Alabama
                 LOC)                                 3,000,000
       925,000   Huntsville, AL IDB Weekly VRDNs (Giles & Kendall,
                 Inc.)/(SouthTrust Bank of
                 Alabama, Birmingham LOC)               925,000
     5,500,000   Selma, AL IDB, Solid Waste
                 Disposal Revenue Bonds
                 (Series A), 3.75% TOBs
                 (International Paper Co.),
                 Optional Tender 3/1/2000             5,500,000
                 TOTAL                               13,195,000
                 ARIZONA-3.8%
     2,250,000   Eloy, AZ IDA, (Series 1996)
                 Weekly VRDNs (The Marley
                 Cooling Tower Co.)/
                 (First Union National
                 Bank, Charlotte, NC LOC)             2,250,000
     2,929,000   Pima County, AZ IDA, Single
                 Family Mortgage (PA-159) Weekly VRDNs (GNMA COL)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ)                                 2,929,000
     1,000,000   Pinal County, AZ IDA, PCR
                 Bonds Daily VRDNs (Magma
                 Copper Co.)/(National
                 Westminster Bank, PLC,
                 London LOC)                          1,000,000
       250,000   Tolleson, AZ Municipal
                 Finance Corp., Revenue
                 Refunding Bonds (Series of
                 1998) Weekly VRDNs
                 (Citizens Utilities Co.)               250,000
     3,400,000   Yuma County, AZ Airport
                 Authority, Inc., (Series
                 1997A) Weekly VRDNs
                 (Bank One, Arizona N.A.
                 LOC)                                 3,400,000
                 TOTAL                                9,829,000
                 COLORADO-3.9%
     2,475,000   Colorado HFA, (Series
                 1996) Weekly VRDNs (Neppl-
                 Springs
                 Fabrication)/(U.S. Bank,
                 N.A., Minneapolis LOC)               2,475,000
     2,915,000   Colorado HFA, (Series
                 1998) Weekly VRDNs (W & R Investment Co. LLP and K & W Metal
                 Fabricators,
                 Inc.)/(UMB Bank, N.A. LOC)           2,915,000
     2,660,000 2 Colorado HFA, MERLOTS
                 (Series C), 3.40% TOBs
                 (First Union National
                 Bank, Charlotte, NC LIQ),
                 Optional Tender 7/31/1999            2,660,000
     2,000,000   Denver (City & County), CO,
                 Airport System Subordinate
                 Revenue Bonds
                 (Series 1997A), 3.40% CP
                 (Bayerische Landesbank
                 Girozentrale LOC),
                 Mandatory Tender 6/18/1999           2,000,000
                 TOTAL                               10,050,000
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 FLORIDA-1.3%
  $  2,250,000   Escambia County, FL HFA, PT
                 1017 Weekly VRDNs (GNMA
                 COL)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ)                            $    2,250,000
     1,000,000   Orange County, FL HFA,
                 (Series 1998 D) Weekly
                 VRDNs (Falcon Trace
                 Apartments)/(Amsouth Bank
                 N.A., Birmingham LOC)                1,000,000
                 TOTAL                                3,250,000
                 GEORGIA-3.3%
     2,100,000   Columbus, GA Housing
                 Authority Weekly VRDNs
                 (Ralston Towers)/(Columbus
                 Bank and Trust Co., GA LOC)          2,100,000
     2,000,000   Crisp County, GA
                 Development Authority,
                 (Series B), 4.20% TOBs
                 (Masonite Corp.)/
                 (International Paper Co.
                 GTD), Optional Tender
                 9/1/1999                             2,000,000
     3,300,000   Marietta, GA Housing
                 Authority, Multifamily
                 Housing Revenue Bonds
                 (Series 1995) Weekly VRDNs
                 (Chalet Apartments
                 Project)/(General Electric
                 Capital Corp. LOC)                   3,300,000
     1,000,000   Savannah, GA EDA, (Series
                 1995A) Weekly VRDNs (Home
                 Depot, Inc.)                         1,000,000
                 TOTAL                                8,400,000
                 HAWAII-1.9%
     4,995,000   2 Hawaii State Airport System, (Second Series 1991) PT-163,
                 3.10% TOBs (AMBAC Financial Group, Inc. INS)/(Banque Nationale
                 de Paris LIQ),
                 Optional Tender 1/13/2000            4,995,000
                 ILLINOIS-5.0%
     3,200,000   Chicago, IL, (Series 1997)
                 Weekly VRDNs (Trendler
                 Components,
                 Inc.)/(American National
                 Bank, Chicago LOC)                   3,200,000
     6,000,000   Chicago, IL, Gas Supply
                 Revenue Bonds (1993 Series
                 B), 3.20% TOBs (Peoples Gas
                 Light & Coke Co.), Optional
                 Tender 12/1/1999                     6,000,000
     1,295,000   Illinois Development
                 Finance Authority Weekly
                 VRDNs (Olympic Steel,
                 Inc.)/
                 (National City Bank, Ohio
                 LOC)                                 1,295,000
     2,359,000   Peoria, IL, (Series 1996)
                 Weekly VRDNs (J.T. Fennell
                 Company, Inc. Project)/
                 (Bank One, Illinois, N.A.
                 LOC)                                 2,359,000
                 TOTAL                               12,854,000
                 INDIANA-4.6%
     1,500,000   Huntington, IN, (Series
                 1998) Weekly VRDNs (DK
                 Enterprises LLC)/(Norwest
                 Bank Minnesota, N.A. LOC)            1,500,000
     2,000,000   Huntington, IN, (Series
                 1998) Weekly VRDNs
                 (Huesing Industries,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 2,000,000
     1,325,000   Indiana Development
                 Finance Authority,
                 Economic Development
                 Revenue Refunding Bonds
                 Weekly VRDNs (T. M. Morris
                 Manufacturing Co., Inc.
                 Project)/(Bank One,
                 Indiana, N.A. LOC)                   1,325,000
     1,000,000   Indiana Economic
                 Development Commission,
                 Revenue Bonds (Series
                 1989) Weekly VRDNs (O'Neal
                 Steel, Inc.)/(SouthTrust
                 Bank of Alabama,
                 Birmingham LOC)                      1,000,000
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 INDIANA-CONTINUED
 $   1,085,000   Tipton, IN, (Series 1997)
                 Weekly VRDNs (MCJS,
                 LLC)/(Bank One, Indiana,
                 N.A. LOC)                       $    1,085,000
     3,000,000   Wayne Township, IN Metro
                 School District, 3.55%
                 TANs, 12/31/1999                     3,004,246
     2,000,000   Whitley County, IN
                 Consolidated Schools,
                 3.55% TANs, 12/31/1999               2,004,561
                 TOTAL                               11,918,807
                 IOWA-0.5%
     1,265,000   Iowa Finance Authority,
                 (Series 1998) Weekly VRDNs
                 (Schumacher Elevator)/
                 (Norwest Bank Minnesota,
                 N.A. LOC)                            1,265,000
                 KANSAS-0.6%
     1,435,000   Olathe, KS, (Series 1998)
                 Weekly VRDNs (Eskridge,
                 Inc.)/(Commerce Bank,
                 Kansas City, N.A. LOC)               1,435,000
                 KENTUCKY-10.7%
     6,000,000   Berea, KY, (Series 1997)
                 Weekly VRDNs (Tokico
                 (USA), Inc.)/(Bank of
                 Tokyo-Mitsubishi Ltd. LOC)           6,000,000
     3,500,000   Henderson City, KY, Series
                 1998 Weekly VRDNs (Vincent
                 Industrial Plastics,
                 Inc.)/(SunTrust Bank,
                 Nashville LOC)                       3,500,000
     1,095,000   Jefferson County, KY
                 Weekly VRDNs (Advanced
                 Filtration, Inc.)/(Bank
                 One, Kentucky LOC)                   1,095,000
     2,000,000   Kentucky Housing Corp.,
                 (Series C), 3.20% TOBs
                 12/31/1999                           2,000,000
     5,995,000   Kentucky Housing Corp.,
                 Variable Rate Certificates (Series 1998 O), 3.80% TOBs (Bank of
                 America NT and SA, San Francisco LIQ),
                 Mandatory Tender 8/10/1999           5,995,000
     5,000,000   Kentucky Housing Corp.,
                 Variable Rate Certificates (Series 1998 W), 3.25% TOBs (Bank of
                 America NT and SA, San Francisco LIQ),
                 Optional Tender 6/15/1999            5,000,000
     2,325,000   Muhlenberg County, KY,
                 (Series 1997) Weekly VRDNs
                 (Plastic Products Co.
                 Project)/(Norwest Bank
                 Minnesota, N.A. LOC)                 2,325,000
     1,575,000   Muhlenberg County, KY,
                 (Series A) Weekly VRDNs
                 (Plastic Products Co.
                 Project)/(Norwest Bank
                 Minnesota, N.A. LOC)                 1,575,000
                 TOTAL                               27,490,000
                 MARYLAND-4.2%
     3,705,000   Maryland State Community
                 Development
                 Administration, (Series
                 1990 C) Weekly VRDNs
                 (Cherry Hill Apartment
                 Ltd.)/(Nationsbank, N.A.,
                 Charlotte LOC)                       3,705,000
       985,000   Maryland State Community
                 Development
                 Administration, (Series
                 1990A) Weekly VRDNs
                 (College Estates)/(FMB
                 Bank LOC)                              985,000
     6,000,000   Maryland State Community
                 Development
                 Administration, (Series
                 1990B) Weekly VRDNs
                 (Cherry Hill Apartment
                 Ltd.)/(Nationsbank, N.A.,
                 Charlotte LOC)                       6,000,000
                 TOTAL                               10,690,000
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MASSACHUSETTS-1.9%
 $   4,800,000   Massachusetts IFA Weekly
                 VRDNs (Commonwealth Laurel
                 Lake Realty)/
                 (KeyBank, N.A. LOC)             $    4,800,000
                 MINNESOTA-4.1%
       915,000   Byron, MN Weekly VRDNs
                 (Schmidt
                 Printing)/(Norwest Bank
                 Minnesota, N.A. LOC)                   915,000
     5,000,000 2 Dakota County, Washington
                 County & Anoka City, MN Housing & Redevelopment Authority,
                 MERLOTS (Series H), 3.15% TOBs (United States Treasury COL)/
                 (First Union National Bank, Charlotte, NC LIQ),
                 Optional Tender 6/1/1999             5,000,000
     2,700,000   Thief River Falls, MN,
                 Northland Village
                 Apartments (Series 1999),
                 4.495% TOBs (Nationsbank,
                 N.A., Charlotte) 5/1/2000            2,700,000
     2,000,000   White Bear Lake, MN,
                 Century Townhomes (Series
                 1997), 4.146% TOBs
                 (Westdeutsche Landesbank
                 Girozentrale), Optional
                 Tender 5/1/2000                      2,000,000
                 TOTAL                               10,615,000
                 MISSISSIPPI-0.5%
     1,300,000   Senatobia, MS Weekly VRDNs
                 (Deltona Lighting
                 Products,
                 Inc.)/(Southtrust Bank of
                 West Florida, St.
                 Petersburg LOC)                      1,300,000
                 MULTI STATE-9.9%
     1,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (First Tranche) Weekly
                 VRDNs (MBIA INS)/
                 (Bayerische Landesbank
                 Girozentrale, Commerzbank
                 AG, Frankfurt and Credit
                 Communal de Belgique,
                 Brussles LIQs)                       1,000,000
    21,500,000   Charter Mac Floater
                 Certificates Trust I,
                 (Second Tranche) Weekly
                 VRDNs (MBIA INS)/
                 (Bayerische Landesbank
                 Girozentrale, Commerzbank
                 AG, Frankfurt and Credit
                 Communal de Belgique,
                 Brussles LIQs)                      21,500,000
     3,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (Third Tranche) Weekly
                 VRDNs (MBIA INS)/
                 (Bayerische Landesbank
                 Girozentrale, Commerzbank
                 AG, Frankfurt and Credit
                 Communal de Belgique,
                 Brussles LIQs)                       3,000,000
                 TOTAL                               25,500,000
                 NEVADA-1.0%
     2,500,000   Director of the State of
                 Nevada Weekly VRDNs
                 (Smithey-Oasis Co.)/
                 (Mellon Bank N.A.,
                 Pittsburgh LOC)                      2,500,000
                 NEW HAMPSHIRE-1.3%
     1,345,000   New Hampshire Business
                 Finance Authority, IDRB
                 (Series A) Weekly VRDNs
                 (Upper Valley
                 Press)/(KeyBank, N.A. LOC)           1,345,000
     2,000,000   New Hampshire State IDA,
                 (Series 1991), 4.25% TOBs
                 (International Paper Co.),
                 Optional Tender 10/15/1999           2,000,000
                 TOTAL                                3,345,000
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 NEW JERSEY-1.9%
 $   1,850,025   Berkeley Township, NJ,
                 3.50% BANs, 7/30/1999           $    1,850,757
     3,000,000   Lakewood Township, NJ,
                 3.50% BANs, 7/28/1999                3,001,371
                 TOTAL                                4,852,128
                 NORTH DAKOTA-0.4%
     1,145,000   Fargo, ND, IDRB (Series
                 1994) Weekly VRDNs (Pan-O-
                 Gold Baking Co.
                 Project)/(Norwest Bank
                 Minnesota, N.A. LOC)                 1,145,000
                 OHIO-13.2%
     8,000,000   Banc One Capital Higher
                 Education Tax-Exempt
                 Income Trust, (Series 2
                 Certificates of Ownership)
                 Weekly VRDNs (Bank One,
                 Kentucky LOC)                        8,000,000
     4,700,000   Clermont County, OH,
                 Variable Rate IDRB's
                 (Series 1997) Weekly VRDNs
                 (Buriot International,
                 Inc.)/(KeyBank, N.A. LOC)            4,700,000
     5,000,000   Edgewood City, OH School
                 District, 3.80% BANs,
                 6/30/1999                            5,002,380
     2,500,000   Medina County, OH Weekly
                 VRDNs (Three D Metals,
                 Inc.)/(Bank One,
                 Ohio, N.A. LOC)                      2,500,000
     1,400,000   Medina County, OH, Solid
                 Waste Disposal Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (Valley City Steel
                 Company Project)/(KeyBank,
                 N.A. LOC)                            1,400,000
     3,300,000   Ohio HFA, Trust Receipts (Series 1997 FR/RI-14) Weekly VRDNs
                 (GNMA GTD)/ (Bank of New York, New York
                 LIQ)                                 3,300,000
     1,000,000   Ohio State Building
                 Authority, (Series C),
                 7.20% Bonds (United States
                 Treasury PRF), 10/1/1999
                 (@103)                               1,042,736
     2,700,000   South Euclid-Lyndhurst, OH
                 City School District,
                 3.40% BANs, 2/10/2000                2,705,464
       775,000   Strongsville, OH, 3.40%
                 BANs, 11/4/1999                        775,802
     4,500,000   Summit County, OH IDR,
                 (Series 1994) Weekly VRDNs
                 (Harry London Candies,
                 Inc.)/(Bank One, Ohio,
                 N.A. LOC)                            4,500,000
                 TOTAL                               33,926,382
                 OREGON-0.8%
     2,000,000   Oregon School Boards
                 Association, Pooled Short-
                 Term Borrowing Program
                 (Series 1998A), 4.00%
                 TRANs, 6/30/1999                     2,000,000
                 PENNSYLVANIA-0.9%
       450,000   Pennsylvania EDFA Weekly
                 VRDNs (Respironics,
                 Inc.)/(PNC Bank, N.A. LOC)             450,000
     1,414,400   Pennsylvania EDFA, (Series
                 1992 C) Weekly VRDNs
                 (Leonard H.
                 Berenfield/Berenfield
                 Containers)/(PNC Bank,
                 N.A. LOC)                            1,414,400
       400,000   Pennsylvania EDFA, (Series
                 1998A) Weekly VRDNs
                 (Fourth Generation Realty,
                 LLC)/
                 (PNC Bank, N.A. LOC)                   400,000
                 TOTAL                                2,264,400
                 RHODE ISLAND-0.8%
     2,000,000   Central Falls, RI, 3.90%
                 BANs, 7/15/1999                      2,000,703
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 SOUTH DAKOTA-2.0%
 $   3,000,000   South Dakota Housing
                 Development Authority,
                 (1998 Series B),
                 3.75% BANs, 8/5/1999            $    3,000,000
     2,105,000   South Dakota Housing
                 Development Authority,
                 Homeownership Mortgage
                 Bonds (1997 Series E)
                 Weekly VRDNs                         2,105,000
                 TOTAL                                5,105,000
                 TENNESSEE-2.6%
       500,000   Chattanooga, TN IDB,
                 (Series 1997) Weekly VRDNs
                 (YMCA Projects)/(SunTrust
                 Bank, Nashville LOC)                   500,000
       500,000   Hamilton County, TN IDB
                 Weekly VRDNs (Pavestone
                 Co.)/(Bank One,
                 Texas N.A. LOC)                        500,000
     1,500,000   Metropolitan Government
                 Nashville & Davidson
                 County, TN, GO UT Refunding
                 Bonds, 4.625% Bonds,
                 5/15/2000                            1,519,882
     1,500,000   Sevier County, TN Public
                 Building Authority, Local
                 Government Improvement
                 Bonds, (Series II-G-2)
                 Weekly VRDNs (Knoxville,
                 TN)/(AMBAC Financial
                 Group, Inc. INS)/(KBC
                 Bancassurance Holding LIQ)           1,500,000
     2,600,000   Shelby County, TN Health
                 Education & Housing
                 Facilities Board,
                 Multifamily
                 Housing Revenue Bonds
                 (Series 1988) Weekly VRDNs
                 (Arbor Lake Project)/
                 (PNC Bank, N.A. LOC)                 2,600,000
       100,000   Union City, TN IDB, (Series
                 1995) Weekly VRDNs (Kohler
                 Co.)/(Wachovia Bank
                 of NC, N.A., Winston-Salem
                 LOC)                                   100,000
                 TOTAL                                6,719,882
                 TEXAS-2.4%
     2,000,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds (Series 1993), 3.70%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender
                 6/8/1999                             2,000,000
     3,200,000   Tarrant County, TX IDC
                 Weekly VRDNs (Holden
                 Business Forms)/(Norwest
                 Bank Minnesota, N.A. LOC)            3,200,000
     1,000,000   Tarrant County, TX IDC,
                 (Series 1997) Weekly VRDNs
                 (Lear Operations Corp.)/
                 (Chase Manhattan Bank
                 N.A., New York LOC)                  1,000,000
                 TOTAL                                6,200,000
                 VIRGINIA-5.1%
     4,500,000   Campbell County, VA IDA,
                 Solid Waste Disposal
                 Facilities Revenue ACES
                 Weekly VRDNs (Georgia-
                 Pacific Corp.)/(SunTrust
                 Bank, Atlanta LOC)                   4,500,000
     6,000,000 2 Fairfax County, VA EDA,
                 Trust Receipt FR/RI-A15
                 (Series 1999), 3.30% TOBs
                 (AMBAC Financial Group,
                 Inc. INS)/(National
                 Westminster Bank, PLC,
                 London LIQ), Mandatory
                 Tender 8/2/1999                      6,000,000
     2,500,000   Halifax, VA IDA, MMMs, PCR,
                 3.25% CP (Virginia
                 Electric Power Co.),
                 Mandatory Tender 8/9/1999            2,500,000
                 TOTAL                               13,000,000
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 WEST VIRGINIA-0.8%
 $   2,000,000   Ritchie County, WV, IDRB
                 (Series 1996) Weekly VRDNs
                 (Simonton Building
                 Products, Inc.)/(PNC Bank,
                 N.A. LOC)                       $    2,000,000
                 WISCONSIN-3.5%
     1,700,000   Combined Locks, WI,
                 Development Revenue Bonds,
                 Series 1997 Weekly VRDNs
                 (Appleton Papers)/(Bank of
                 Nova Scotia, Toronto LOC)            1,700,000
     1,500,000   Lancaster, WI Community
                 School District, 3.60%
                 TRANs, 10/29/1999                    1,501,787
     1,280,000   Milwaukee, WI Weekly VRDNs
                 (Pelton Casteel,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 1,280,000
     2,000,000   Plymouth, WI IDB Weekly
                 VRDNs (Great Lakes
                 Cheese)/(Rabobank
                 Nederland, Utrecht LOC)              2,000,000
       600,000   Portage, WI, IDRB (Series
                 1994) Weekly VRDNs
                 (Portage Industries Corp.
                 Project)/(Bank One,
                 Wisconsin, N.A. LOC)                   600,000
     1,995,000   Wisconsin Housing &
                 Economic Development
                 Authority, Business
                 Development Revenue Bonds
                 (Series 1995) Weekly VRDNs
                 (Carlson Tool &
                 Manufacturing Corp.)/
                 (Firstar Bank, Milwaukee
                 LOC)                                 1,995,000
                 TOTAL                                9,076,787
                 WYOMING-2.1%
     5,510,000 2 Wyoming Community
                 Development Authority, PT-
                 195, 3.35% TOBs (Banco
                 Santander Central Hispano,
                 S.A. LIQ) 5/1/2000                   5,510,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 257,232,089


Securities that are subject to Alternative Minimum Tax represent 85.1% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At May 31, 1999, the portfolio securities were rated as follows:

Tier Rating Based On Total Market Value (Unaudited)

FIRST TIER   Second Tier
94.85%       5.15%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At May 31, 1999, these securities amounted to $24,165,000 which represents 9.39% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($257,445,206) at May 31, 1999.

The following acronyms are used throughout this portfolio:

ACES -Adjustable Convertible Extendable Securities AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDA -Economic Development Authority EDFA -Economic Development Financing Authority GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Company LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series MMMs -Money Market Municipals PCR -Pollution Control Revenue PLC -Public Limited Company PRF -Prerefunded SA -Support Agreement TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999


ASSETS:
Total investments in
securities, at amortized
cost and value                              $ 257,232,089
Income receivable                               1,648,596
Receivable for shares sold                         34,583
TOTAL ASSETS                                  258,915,268
LIABILITIES:
Income distribution
payable                     $   222,765
Payable to Bank               1,184,061
Accrued expenses                 63,236
TOTAL LIABILITIES                               1,470,062
Net assets for 257,445,206
shares outstanding                          $ 257,445,206
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$257,445,206 / 257,445,206
shares outstanding                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 1999


INVESTMENT INCOME:
Interest                                         $ 9,572,126
EXPENSES:
Investment advisory fee        $ 1,355,245
Administrative personnel
and services fee                   204,390
Custodian fees                      14,663
Transfer and dividend
disbursing agent fees and
expenses                            68,827
Directors'/Trustees' fees            8,231
Auditing fees                       13,185
Legal fees                          22,169
Portfolio accounting fees           62,775
Distribution services fee          542,149
Share registration costs            37,214
Printing and postage                 8,786
Insurance premiums                  35,666
Miscellaneous                        5,728
TOTAL EXPENSES                   2,379,028
WAIVER:
Waiver of investment
advisory fee                      (171,453)
Net expenses                                       2,207,575
Net investment income                            $ 7,364,551


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED MAY 31                           1999                   1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income           $      7,364,551       $      8,334,333
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                     (7,364,551)            (8,334,333)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,184,015,170          1,285,533,598
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 6,774,275              7,736,401
Cost of shares redeemed           (1,199,420,167)        (1,280,300,555)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                          (8,630,722)            12,969,444
Change in net assets                  (8,630,722)            12,969,444
NET ASSETS:
Beginning of period                  266,075,928            253,106,484
End of period                   $    257,445,206       $    266,075,928


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED MAY 31                              1999         1998         1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.03         0.03         0.03        0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                 2.76%        3.09%        2.96%       3.22%       3.02%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.88%        0.85%        0.95%       1.10%       1.02%
Net investment income 2                        2.65%        2.99%        2.77%       2.86%       2.68%
Expenses (after waivers)                       0.81%        0.81%        0.79%       0.79%       0.79%
Net investment income (after waivers)          2.72%        3.03%        2.93%       3.17%       2.91%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $257,445     $266,076     $253,106     $59,888     $67,611


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1999, capital paid-in aggregated $257,445,206. Transactions in shares were as follows:

YEAR ENDED MAY 31                       1999               1998
Shares sold                    1,184,015,170      1,285,533,598
Shares issued to
shareholders in payment of
distributions declared             6,774,275          7,736,401
Shares redeemed               (1,199,420,167)    (1,280,300,555)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                (8,630,722)        12,969,444


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly Federated Advisers), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $557,498,000 and $575,175,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND SHAREHOLDERS OF MUNICIPAL CASH SERIES II:

We have audited the accompanying statement of assets and liabilities of Municipal Cash Series II (a portfolio of Cash Trust Series II), including the portfolio of investments, as of May 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Cash Series II as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Pittsburgh, Pennsylvania

July 20, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DEBORAH A. CUNNINGHAM

Vice President

MARY JO OCHSON

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
ANNUAL REPORT

Municipal Cash Series II

A Portfolio of Cash Trust Series II

ANNUAL REPORT

TO SHAREHOLDERS

MAY 31, 1999

[Graphic]
Federated
Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 147552103

G00887-01 (7/99)

[Graphic]


ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report for Treasury Cash Series II, a portfolio of Cash Trust Series II, which covers the 12-month period from June 1, 1998 through May 31, 1999. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's investments and its financial statements.

Treasury Cash Series II is a highly conservative way to help your ready cash earn daily income while offering you the advantages of daily liquidity and stability of principal. 1 The fund invests in some of the safest types of investments available, short-term U.S. Treasury obligations or repurchase agreements backed by these obligations.

During the reporting period, the fund paid a total of $0.04 in dividends per share. On May 31, 1999, the fund's net assets totaled $233 million.

As always, we thank you for choosing Treasury Cash Series II. Please contact your investment representative if you have any questions about your investment.

We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher

President

July 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Treasury Cash Series II is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's ("S&P") 1 and Aaa by Moody's Investors Service, Inc. ("Moody's").2

The annual reporting period was characterized by dramatic shifts in market sentiment and expectations regarding the path of U.S. monetary policy. Early in the reporting period, economic fundamentals drove movements in short-term interest rates. With economic growth strong and inflation benign, market participants were convinced that the Federal Reserve Board (the "Fed") would remain on the sidelines, in spite of the tightening bias that it had adopted at the March 1998 Federal Open Market Committee meeting.

By the third quarter of 1998, however, uncertainty in the world economies introduced vulnerability into the domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread from Asia to include Russia and Latin America. What had been perceived to have been a fairly modest drag on the U.S. economy as a result of the remote Asian crisis became an overpowering influence on the market and expectations regarding future U.S. growth. By August of 1998, the Fed had abandoned its tightening bias, and by late September had taken what was to be the first of three 25 basis point monetary policy easings in an attempt to calm the financial markets and relieve the credit and liquidity constraints that were evident. While this first move had little effect on lessening investors' fears, the subsequent step-an intermeeting move in mid-October and another in mid-November-that brought the Fed Funds Target Rate down to its current 4.75% level had the desired result.

In the midst of this turmoil, however, strong consumer demand continued to stimulate the U.S. economy. After posting a 6.00% pace of growth in the fourth quarter of 1998, the economy entered the new year with considerable strength. Although growth in the first quarter slowed modestly to around 4.00%, this pace still was well above what has traditionally been viewed as being the non-inflationary potential. Nonetheless, signs of inflation remained remarkably absent. By May 31, 1999, however, lingering concern over the health of the global economies had been replaced by apprehension that the Fed might be forced to tighten monetary policy in order to ward off future inflationary pressures.

1 This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed-income obligations; that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

Movements in short-term interest rates reflected the shifting sentiment over the annual reporting period. The yield on the three-month Treasury bill traded between 5.00% and 5.20% from June 1998 to mid-August. It then plummeted to a low of 3.60% at the height of the liquidity crisis in mid- October, as investors seeking a safe haven flooded the U.S. Treasury market. As the easing steps taken by the Fed calmed the markets, the yield on this security rebounded to trade at around 4.45% at the beginning of 1999. The movements in interest rates for very short-term Treasury securities were influenced by technical factors over the period as well. The Treasury department's use of short-term cash management bills to meet temporary shortfalls in the Treasury's cash balances introduced additional volatility into this segment of the Treasury market. This was particularly evident in the first quarter of 1999, when the Treasury issued over $100 billion of cash management bills to provide interim financing until tax receipts were collected in April. As a result of this influx in supply, the three-month T-Bill rose to almost 4.70% in late February, and then declined to 4.30% in April when these securities matured, then rebounded to 4.60% by the close of the period in May.

Early in the period, we targeted the fund's average maturity within a 35- 45 day average maturity range, moving within that range according to relative value opportunities. As the flood of investors to the Treasury market in the bottom half of the year drove yields sharply downward, the fund's average maturity drifted below that range as repurchase agreements offered substantially more attractive yields. As the Fed's easing steps took hold and the market turbulence subsided, we moved the fund's average maturity target range to a 40-50 day range in the first quarter of 1999. As the robust pace of growth of the economy ignited fears of a near-term tightening in monetary policy by the Fed, we extended the average maturity of the portfolio to the upper end of that target range in late February. Since that time, the fund's average maturity has drifted lower as legitimate evidence has mounted that the Fed will tighten monetary policy at the end of June in a preemptive move against inflationary pressures. The Fed confirmed those expectations with a 25 basis point tightening on June 30, 1999.

Portfolio of Investments

MAY 31, 1999




PRINCIPAL
AMOUNT                                         VALUE
                 SHORT-TERM U.S. TREASURY
OBLIGATION-19.2%
                 U.S. TREASURY BILL-0.2% 1
 $     500,000   4.470%, 3/30/2000               $     481,189
                 U.S. TREASURY NOTES-19.0%
    44,000,000   5.375% - 7.750%, 6/30/1999
                 - 5/31/2000                        44,297,881
                 TOTAL SHORT-TERM
                 U.S. TREASURY OBLIGATIONS          44,779,070
                 REPURCHASE AGREEMENTS-
                 80.5% 2
    10,000,000   ABN AMRO, Inc., 4.820%,
                 dated 5/28/1999, due
                 6/1/1999                           10,000,000
    10,000,000   Barclays de Zoete Wedd
                 Securities, Inc., 4.800%,
                 dated 5/28/1999, due
                 6/1/1999                           10,000,000
    10,000,000   Bear, Stearns and Co.,
                 4.830%, dated 5/28/1999,
                 due 6/1/1999                       10,000,000
    10,000,000   CIBC Wood Gundy Securities
                 Corp., 4.780%, dated
                 5/28/1999, due 6/1/1999            10,000,000
    10,000,000   CIBC Wood Gundy Securities
                 Corp., 4.810%, dated
                 5/28/1999, due 6/1/1999            10,000,000
     8,000,000 3 Credit Suisse First
                 Boston, Inc., 4.720%,
                 dated 4/8/1999, due
                 6/7/1999                            8,000,000
     2,000,000 3 Credit Suisse First
                 Boston, Inc., 4.780%,
                 dated 3/3/1999, due
                 6/1/1999                            2,000,000
     5,000,000 3 Deutsche Bank Government
                 Securities, Inc., 4.770%,
                 dated 5/18/1999, due
                 6/30/1999                           5,000,000
    22,700,000   Deutsche Bank Government
                 Securities, Inc., 4.820%,
                 dated 5/28/1999, due
                 6/1/1999                           22,700,000
    10,000,000   Donaldson, Lufkin and
                 Jenrette Securities Corp.,
                 4.800%, dated 5/28/1999,
                 due 6/1/1999                       10,000,000
    10,000,000   Lehman Brothers, Inc.,
                 4.800%, dated 5/28/1999,
                 due 6/1/1999                       10,000,000
     9,000,000 3 Merrill Lynch Government
                 Securities, 4.760%, dated
                 5/12/1999, due 8/10/1999            9,000,000
     3,000,000 3 Merrill Lynch Government
                 Securities, 4.900%, dated
                 5/28/1999, due 8/30/1999            3,000,000
    10,000,000   Morgan Stanley Group,
                 Inc., 4.820%, dated
                 5/28/1999, due 6/1/1999            10,000,000
    10,000,000   Salomon Smith Barney,
                 Inc., 4.800%, dated
                 5/28/1999, due 6/1/1999            10,000,000
    10,000,000   Societe Generale
                 Securities Corp., 4.800%,
                 dated 5/28/1999, due
                 6/1/1999                           10,000,000
    10,000,000   Toronto Dominion
                 Securities (USA) Inc.,
                 4.820%, dated 5/28/1999,
                 due 6/1/1999                       10,000,000
PRINCIPAL
AMOUNT                                         VALUE
                 REPURCHASE AGREEMENTS-
                 continued 2
 $   8,000,000 3 Warburg Dillon Reed LLC,
                 4.730%, dated 4/30/1999,
                 due 7/29/1999                  $    8,000,000
    10,000,000   Warburg Dillon Reed LLC,
                 4.800%, dated 5/28/1999,
                 due 6/1/1999                       10,000,000
    10,000,000   Westdeutsche Landesbank
                 Girozentrale, 4.800%,
                 dated 5/28/1999, due
                 6/1/1999                           10,000,000
                 TOTAL REPURCHASE
                 AGREEMENTS                        187,700,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 4               $ 232,479,070


1 Each issue shows the rate of discount at time of purchase.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($233,036,854) at May 31, 1999.

The following acronym is used throughout this portfolio:


LLC -Limited Liability Company


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999




ASSETS:
Investments in repurchase
agreements                      $ 187,700,000
Investment in securities           44,779,070
Total investments in
securities, at amortized
cost and value                                    $ 232,479,070
Cash                                                    753,007
Receivable for investments
sold                                                  3,900,000
Income receivable                                       961,564
TOTAL ASSETS                                        238,093,641
LIABILITIES:
Payable for investments
purchased                           4,003,041
Payable for shares
redeemed                              637,111
Income distribution
payable                               354,676
Accrued expenses                       61,959
TOTAL LIABILITIES                                     5,056,787
Net assets for 233,036,854
shares outstanding                                $ 233,036,854
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$233,036,854 / 233,036,854
shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 1999




INVESTMENT INCOME:
Interest                                         $ 10,544,004
EXPENSES:
Investment advisory fee        $ 1,031,559
Administrative personnel
and services fee                   155,559
Custodian fees                      33,991
Transfer and dividend
disbursing agent fees and
expenses                            51,562
Directors'/Trustees' fees            5,535
Auditing fees                       13,112
Legal fees                           6,395
Portfolio accounting fees           58,329
Distribution services fee          398,182
Share registration costs            20,368
Printing and postage                 8,546
Insurance premiums                     578
Miscellaneous                        5,787
TOTAL EXPENSES                   1,789,503
WAIVER:
Waiver of investment
advisory fee                       (77,115)
Net expenses                                        1,712,388
Net investment income                            $  8,831,616


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





YEAR ENDED MAY 31                 1999                 1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income              $    8,831,616        $    12,532,262
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                      (8,831,616)           (12,532,262)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                952,869,243            755,859,593
Net asset value of shares
issued to shareholders in
payment of
distributions declared                  4,568,351              7,918,633
Cost of shares redeemed              (951,067,767)          (880,182,180)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                            6,369,827           (116,403,954)
Change in net assets                    6,369,827           (116,403,954)
NET ASSETS:
Beginning of period                   226,667,027            343,070,981
End of period                      $  233,036,854        $   226,667,027


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




YEAR ENDED MAY 31                          1999       1998       1997       1996       1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.04       0.05       0.05       0.05       0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.04)     (0.05)     (0.05)     (0.05)     (0.04)
NET ASSET VALUE, END OF PERIOD              $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
TOTAL RETURN 1                                 4.39%      4.88%      4.65%      4.97%      4.47%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.87%      0.85%      0.86%      0.87%      0.88%
Net investment income 2                        4.24%      4.74%      4.54%      4.82%      4.40%
Expenses (after waivers)                       0.83%      0.83%      0.85%      0.86%      0.88%
Net investment income (after waivers)          4.28%      4.76%      4.55%      4.83%      4.40%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $233,037   $226,667   $343,071   $402,378   $243,651


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and financial fractional shares of beneficial interest (without par value). At May 31, 1999, capital paid-in aggregated $233,036,854.
Transactions in capital stock were as follows:




YEAR ENDED MAY 31             1999               1998
Shares sold                    952,869,243        755,859,593
Shares issued to
shareholders in payment of
distributions declared           4,568,351          7,918,633
Shares redeemed               (951,067,767)      (880,182,180)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               6,369,827       (116,403,954)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended May 31, 1999, the Fund shares did not incur a shareholder services fee. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II AND

SHAREHOLDERS OF TREASURY CASH SERIES II:

We have audited the accompanying statement of assets and liabilities of Treasury Cash Series II (a portfolio of Cash Trust Series II), including the portfolio of investments, as of May 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Series II as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the years then ended May 31, 1999 and 1998 and the financial highlights for the years presented, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Pittsburgh, Pennsylvania

July 20, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

DEBORAH A. CUNNINGHAM

Vice President

MARY JO OCHSON

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 ANNUAL REPORT

Treasury Cash Series II

A Portfolio of Cash Trust Series II

ANNUAL REPORT TO SHAREHOLDERS

MAY 31, 1999

 [Graphic]
 Federated
 Treasury Cash Series II
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 147552301

G00889-01 (7/99)

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